Share capital (Details) - CHF (SFr)			12 Months Ended
	Dec. 28, 2020	May 17, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share capital
Number of shares at beginning of period			26,605,148	26,405,555
Settlement of suppliers' invoices			207,190	196,610
Net sale (purchase) of treasury shares			(26,564)	2,983
Other net sale of treasury shares			333,000
Number of shares at end of period			27,118,774	26,605,148	26,405,555
Share capital			SFr 32,848,635	SFr 32,848,635
Number of shares issued			32,848,635	32,848,635
Par value per share			SFr 1	SFr 1
Other net sales			SFr 749,050
Number of treasury shares used to purchase services			207,190	196,610
Settlement of suppliers invoices			SFr 285,745	SFr 289,214	SFr 208,084
Net sales (purchases) under liquidity agreement			(29,037)	5,986	SFr (5,190)
Addex Pharma SA
Share capital
Proportion of ownership interest in subsidiary		100.00%
Kepler
Share capital
Other net sale of treasury shares	333,000
Other net sales	SFr 749,050
Kepler | Treasury Shares Reserve
Share capital
Treasury shares			54,489	27,925
Kepler | Other financial assets
Share capital
Treasury shares			SFr 64,930	SFr 13,968
Roger Mills
Share capital
Number of treasury shares used to purchase services			114,851	113,099
Common shares
Share capital
Number of shares at beginning of period			32,848,635	28,564,031
Issue of shares - capital increase				4,284,604
Number of shares at end of period			32,848,635	32,848,635	28,564,031
Treasury shares
Share capital
Number of shares at beginning of period			(6,243,487)	(2,158,476)
Issue of shares - capital increase				(4,284,604)
Settlement of suppliers' invoices			207,190	196,610
Net sale (purchase) of treasury shares			(26,564)	2,983
Other net sale of treasury shares			333,000
Number of shares at end of period			(5,729,861)	(6,243,487)	(2,158,476)
Treasury shares | Addex Pharma SA
Share capital
Issue of shares - capital increase		4,284,604
Par value per share		SFr 1